Business Description (Details) - Schedule of the Company's Principal Subsidiaries	6 Months Ended
Sep. 30, 2023
We Health Limited (“We Health”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	July 8, 2021
Place of incorporation	New York
Percentage of legal ownership	100.00%
Principal activities	Investment holding
We Healthy Limited (“We Healthy”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	December 15, 2021
Place of incorporation	Hong Kong
Percentage of legal ownership	51.00%
Principal activities	Investment holding
Akso Remote Medical Consultation Center Inc. (“Akso Remote Medical”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	January 3, 2022
Place of incorporation	Wyoming
Percentage of legal ownership	100.00%
Principal activities	Provision of health treatment services
Akso Online MediTech Co., Ltd.(“Akso Online MediTech”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	January 4, 2022
Place of incorporation	Wyoming
Percentage of legal ownership	100.00%
Principal activities	Sales of medical devices
Akso First Health Treatment Center Inc. (“Akso First Health”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	January 4, 2022
Place of incorporation	Massachusetts
Percentage of legal ownership	100.00%
Principal activities	Provision of health treatment services
Qindao Akso Health Management Co., Limited (“Qingdao Akso”) [Member]
Wholly owned subsidiaries
Date of incorporation / acquisition	January 26, 2022
Place of incorporation	PRC
Percentage of legal ownership	51.00%
Principal activities	Provision of health treatment services